Real Estate (Details 4) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Nov. 05, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of purchase price of the LTI property
Land	$ 250,486,000	$ 145,922,555		$ 50,952,519
Building and improvements	1,194,318,000	790,383,837		209,056,922
Tenant origination and absorption cost	372,089,000	246,516,745		68,333,173
In-place lease valuation- below market	45,939,143	26,708,360
Total	606,829,000	851,290,100	521,500,000	160,550,000
LTI Property
Summary of purchase price of the LTI property
Land					15,300,000
Building and improvements					33,817,721
Tenant origination and absorption cost					16,304,765
In-place lease valuation- below market					(9,010,188)
Assumed mortgage debt premium					(412,298)
Total					$ 56,000,000